Employees	12 Months Ended
Dec. 31, 2022
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Employees
7. Employees
The average monthly number of employees (including Executive Directors) was:

	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Management, administrative, marketing and distribution	1,304	1,191	930	879
Laboratory	425	428	594	575

	1,729	1,619	1,524	1,454
During the year ended 31 December 2021, the Group changed the allocation of certain departmental headcount to particular cost centres, which had the effect of reducing the average number of laboratory staff and increasing the average number of management, administrative, marketing and distribution staff. This was in order to more accurately reflect the nature of operations being undertaken by those particular departments. Contractors are not included in the analysis of employee numbers.
Their aggregate remuneration comprised:

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Wages and salaries	103.6	89.4	42.6	69.5
Social security costs	15.1	12.4	6.3	7.1
Other pension costs	7.2	6.5	2.8	4.5
Share-based payments charge	23.3	17.9	7.3	9.3

Total staff costs	149.2	126.2	59.0	90.4